Quarterly Holdings Report
for
Fidelity® Multi-Asset Index Fund
May 31, 2022
IDV-NPRT1-0722
1.816010.117
Domestic Equity Funds - 50.8%
	Shares	Value ($)
Fidelity 500 Index Fund (a)	21,845,769	3,141,203,150
Fidelity Extended Market Index Fund (a)	11,071,474	761,938,848
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,357,357,285)		3,903,141,998

International Equity Funds - 34.2%
	Shares	Value ($)
Fidelity Emerging Markets Index Fund (a)	71,672,672	764,030,688
Fidelity International Index Fund (a)	42,527,022	1,862,258,302
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,428,849,423)		2,626,288,990

Bond Funds - 15.0%
	Shares	Value ($)
Fidelity International Bond Index Fund (a)	24,811,756	229,012,511
Fidelity Long-Term Treasury Bond Index Fund (a)	32,495,006	380,841,476
Fidelity U.S. Bond Index Fund (a)	49,942,489	540,877,152
TOTAL BOND FUNDS (Cost $1,281,869,582)		1,150,731,139

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,068,076,290)	7,680,162,127
NET OTHER ASSETS (LIABILITIES) - 0.0%	336,066
NET ASSETS - 100.0%	7,680,498,193

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity 500 Index Fund	3,409,852,333	82,815,583	174,759,331	10,046,857	44,872,395	(221,577,830)	3,141,203,150
Fidelity Emerging Markets Index Fund	822,650,416	35,810,447	32,290,506	-	(4,042,318)	(58,097,351)	764,030,688
Fidelity Extended Market Index Fund	830,796,207	45,635,642	12,460,715	3,759,955	(305,606)	(101,726,680)	761,938,848
Fidelity International Bond Index Fund	250,224,242	8,599,356	17,618,746	449,312	(1,129,642)	(11,062,699)	229,012,511
Fidelity International Index Fund	1,995,035,274	26,548,128	65,712,278	-	(5,458,996)	(88,153,826)	1,862,258,302
Fidelity Long-Term Treasury Bond Index Fund	418,057,857	39,595,219	7,540,267	2,375,262	(602,816)	(68,668,517)	380,841,476
Fidelity U.S. Bond Index Fund	587,866,621	28,377,747	37,636,763	2,925,964	(1,494,575)	(36,235,878)	540,877,152
	8,314,482,950	267,382,122	348,018,606	19,557,350	31,838,442	(585,522,781)	7,680,162,127

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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